Share-based awards - Schedule of Non-Cash Stock Compensation Expense (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total	$ 15,433	$ 14,964	$ 27,727	$ 28,145
Direct costs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total	9,290	7,299	14,671	14,020
Selling, general and administrative
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total	$ 6,143	$ 7,665	$ 13,056	$ 14,125